Share-based compensation - Option pricing model (Details) - Parent Incentive Plans - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum (as a percent)	4.31%	3.55%	3.93%
Risk free interest rate, maximum (as a percent)	4.44%	4.18%	3.99%
Expected volatility, minimum (as a percent)	67.71%	77.50%	86.07%
Expected volatility, maximum (as a percent)	73.07%	87.20%	87.99%
Fair value of underlying ordinary share of the Parent (US$)	$ 2.2	$ 2	$ 2.3
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	4 years	5 years	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	6 years	8 years	8 years